Thrivent All Cap Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	68 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	17.29%	14.17%	14.29%
S&P Composite 1500® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.02%	13.96%			14.46%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	18.05%	11.90%			12.43%